CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	$ 9,187,564	$ 7,521,488	$ 5,514,481
Ending Balance	11,098,116	9,187,564	7,521,488
Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	3,831,577	3,145,811	2,531,277
Ending Balance	4,831,161	3,831,577	3,145,811
Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	5,355,987	4,375,677	2,983,204
Ending Balance	6,266,955	5,355,987	4,375,677
Gross carrying amount [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	10,150,745	8,279,792	6,765,773
Additions	1,904,711	1,865,895	2,285,995
Reclassification to PPE	20,301	582	407
Transfer to non-current assets held for sale	2,516	(769)
Withdrawals	(5,104)	(10,904)	(773,817)
Effect of movements in exchange rates	238,721	16,149	1,434
Cost / (Amortization) / (Impairment loss)	2,161,145	1,870,953	1,514,019
Ending Balance	12,311,890	10,150,745	8,279,792
Gross carrying amount [member] | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	4,654,890	3,785,538	3,033,014
Additions	982,508	863,910	760,982
Reclassification to PPE	20,301	582	407
Transfer to non-current assets held for sale	2,516	(769)
Withdrawals	(5,104)	(10,520)	(10,299)
Effect of movements in exchange rates	238,721	16,149	1,434
Cost / (Amortization) / (Impairment loss)	1,238,942	869,352	752,524
Ending Balance	5,893,832	4,654,890	3,785,538
Gross carrying amount [member] | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	5,495,855	4,494,254	3,732,759
Additions	922,203	1,001,985	1,525,013
Withdrawals		(384)	(763,518)
Cost / (Amortization) / (Impairment loss)	922,203	1,001,601	761,495
Ending Balance	6,418,058	5,495,855	4,494,254
Accumulated depreciation and amortisation [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(957,943)	(756,272)	(1,251,292)
Reclassification to PPE	45		7
Amortization of intangible assets	(232,815)	(204,431)	(248,704)
Transfer to non-current assets held for sale		148
Withdrawals	1,236	4,480	744,190
Effect of movements in exchange rates	(12,895)	(1,868)	(473)
Cost / (Amortization) / (Impairment loss)	(244,429)	(201,671)	495,020
Ending Balance	(1,202,372)	(957,943)	(756,272)
Accumulated depreciation and amortisation [member] | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(821,017)	(639,727)	(501,737)
Reclassification to PPE	45		7
Amortization of intangible assets	(222,894)	(183,701)	(140,488)
Transfer to non-current assets held for sale		148
Withdrawals	1,236	4,131	2,964
Effect of movements in exchange rates	(12,895)	(1,868)	(473)
Cost / (Amortization) / (Impairment loss)	(234,508)	(181,290)	(137,990)
Ending Balance	(1,055,525)	(821,017)	(639,727)
Accumulated depreciation and amortisation [member] | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(136,926)	(116,545)	(749,555)
Amortization of intangible assets	(9,921)	(20,730)	(108,216)
Withdrawals		349	741,226
Cost / (Amortization) / (Impairment loss)	(9,921)	(20,381)	633,010
Ending Balance	(146,847)	(136,926)	(116,545)
Accumulated impairment [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(5,238)	(2,032)
Impairment charge	(6,164)	(3,206)	(2,032)
Cost / (Amortization) / (Impairment loss)	(6,164)	(3,206)	(2,032)
Ending Balance	(11,402)	(5,238)	(2,032)
Accumulated impairment [member] | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(2,296)
Impairment charge	(4,850)	(2,296)
Cost / (Amortization) / (Impairment loss)	(4,850)	(2,296)
Ending Balance	(7,146)	(2,296)
Accumulated impairment [member] | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(2,942)	(2,032)
Impairment charge	(1,314)	(910)	(2,032)
Cost / (Amortization) / (Impairment loss)	(1,314)	(910)	(2,032)
Ending Balance	$ (4,256)	$ (2,942)	$ (2,032)